Financial Instruments and Financial Risk Management	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Financial Instruments

NOTE 26 - FINANCIAL INSTRUMENTS

a)	Classification and measurement of financial assets and liabilities by category
The following represents the carrying values of the financial assets and liabilities of the Company and the associated measurement basis for each balance.

Financial assets	Measurement basis	December 31, 2021	December 31, 2020

Cash and cash equivalents	Amortized cost	$4,588,057	$1,110,889

Trade and other receivables 1	Amortized cost	14,329,781	11,224,017

Long-term receivables	Amortized cost	740,431	2,536,272

Derivative asset	FVTPL	—	131,400

		$19,658,269	$15,002,578

Financial liabilities

Bank indebtedness	Amortized cost	$3,460,109	$976,779

Trade payables and accrued liabilities 1	Amortized cost	12,003,979	12,693,256

Loans and borrowings	Amortized cost	13,215,601	13,152,300

Lease liabilities 2	Amortized cost	1,045,472	3,945,076

2019 Debentures - host liability 3	Amortized cost	22,185,170	19,534,988

2021 Debentures - host liability 3	Amortized cost	69,034	—

2021 Debentures embedded derivative	FVTPL	41,506	—

Warrant liability - business acquisition	FVTPL	709,835	710,924

Warrant liabilities - derivatives (Note 15)	FVTPL	7,975,137	—

Business acquisition payable	Amortized cost	1,398,972	2,439,529

Other liabilities	Amortized cost	—	6,236,415

		$62,104,815	$59,689,267

1
Excludes amounts for indirect taxes, income taxes and contract asset, where applicable. Note 27 describes credit risk associated with trade receivables including reconciliation of expected credit loss allowance.

2	Lease liabilities are not subject to classification in the fair value hierarchy.

3	2019 Debentures (Note 14(a)) and 2021 Debentures host liability (Note 14(b)).
Financial instruments not measured at fair value
The carrying values of the financial assets and liabilities where the measurement basis is other than FVTPL approximate their fair values due to the immediate or short-term nature of these instruments considering there have been no significant changes in credit and market interest rates since origination date.

b)	Measurement of fair value
The fair value hierarchy establishes three levels to classify the significance of inputs to valuation techniques used in making fair value measurements of all financial assets and liabilities (Note 32(L)). At December 31, 2021 and 2020, there were no financial assets or financial liabilities measured and recognized at fair value on a non-recurring basis subsequent to initial recognition.
The Company’s policy for determining when a transfer between levels of the fair value hierarchy occurs is to assess the impact at the date of the event or change in circumstance that could result in the transfer. During the year ended December 31, 2021, subscriptions payable included in other liabilities of $5,285,997 were transferred from Level 2 to Level 3 on issuance of the 2021 Debentures, of which only $110,540 remain at December 31, 2021 (Note 14(b)). There were no other transfers between levels during the year ended December 31, 2021.
Valuation methodologies used in the measurement of fair value for Level 2 financial assets and financial liabilities
The measurement of Level 2 financial assets and liabilities is made by reference to the inputs used to determine the fair value of each instrument using an appropriate valuation method. The fair value of long-term receivables is based on the present value considering the expected time of collection of the long-term contracts.
The fair value of loans and borrowings approximates their carrying value and has been determined by discounting the contractual cash flows using implied yields of obligations with similar credit risk and maturities. The fair value of the host liability for the 2019 Debentures approximates the carrying value and the fair value was initially calculated using a discount rate of 25% for an equivalent, non-convertible loan at the date of issue. The warrant liability associated with a previous business combination is measured based on the amount of cash that is payable in certain circumstances. A portion of other liabilities at December 31, 2020, represent subscriptions payable and the carrying amount of these balances approximates fair value.
Valuation methodologies used in the measurement of fair value for Level 3 financial liabilities
2021 Debentures
The fair value of the entire financial instrument associated with the 2021 Debentures was determined using a partial differential equation model for convertible debt which considered that the convertible debt consists of two components, each having different default risks. The model calculates the value based on key inputs, which impact the value of the convertible debt including: yield to maturity, principal and coupon payments, share price, exercise price, volatility, term, risk free rates and dividends. The risk adjusted discount rate was applied in determining yield to maturity and this is the most significant unobservable input, and the estimated fair value would increase (decrease) if the risk-adjusted discount rate were lower (higher).
The 2021 Debentures include an embedded derivative for the conversion option. The fair value of the embedded derivative was determined using the same methodology as above adjusted for the nature of the instrument. The embedded derivative includes a foreign currency component which reflects the foreign exchange exposure to convert a USD denominated liability to common shares which are denominated in Canadian dollars. The fair value of the embedded derivative was determined first with the residual of the total fair value of the instrument allocated to the host debt. The embedded derivative will be remeasured at each period end with changes in the fair value recognized in the consolidated statements of loss and comprehensive loss.
The Company determined that at the initial recognition date, which was the date of issuance of the debentures, that the fair value of the financial instruments was in excess of the transaction price for tranches one through five (i.e., the fair value of the proceeds received) and the fair value of the tranche six financial instrument was equal to the proceeds received. There were fluctuations in the fair value inputs that arose in the period between the closing of tranches one through five of the Offering and the date of the actual issuance of the debenture certificates. As such the difference between the fair value and transaction price was deferred at initial recognition and the deferred difference was recognized as a loss as factors including the passage of time were met which required recognition. The reconciliation of the opening to closing balances associated with the 2021 Debentures is presented in Note 14(b) including fair value changes.
The 2021 Debentures were derecognized at July 12, 2021 (with the exception of the US$75,000 principal balance which did not convert) as the instruments were substantially modified, and a new financial liability measured at FVTPL was recognized. The fair value was based on the price of common shares at July 12, 2021 and the warrant value was determined using the Black-Scholes model. These instruments were remeasured directly before conversion to equity. The remaining instruments are warrant liabilities as described following.
Warrant liabilities
With the exception of the warrant liability associated with a previous acquisition, the fair value of warrant liabilities is measured on a recurring basis using the Black-Scholes model based on the quoted price of the Company’s common stock in an active market, expected volatility, expected life and risk-free rate (Note 15).
Business acquisition payable
The business acquisition payable consists of contingent consideration payable, the values of which were determined using a discounted cash flow model based on the present value of probability weighted average amount of expected payments discounted at an appropriate discount rate. The reconciliation of the opening to closing balances for Level 3 fair values are presented in Note 18.

Financial Instruments and Financial Risk Management
NOTE 14
-
FINANCIAL INSTRUMENTS AND FINANCIAL RISK
MANAGEMENT

a)	Classification and measurement of financial assets and liabilities by category

The following represents the carrying values of the financial assets and liabilities of the Company and the associated measurement basis for each balance.

Financial assets	Measurement basis	March 31, 2022	December 31, 2021
Cash and cash equivalents	Amortized cost	$1,873,021	$4,588,057
Trade and other receivables 1	Amortized cost	13,463,718	14,329,781
Long-term receivables	Amortized cost	1,464,641	740,431
		$16,801,380	$19,658,269
Financial liabilities
Bank indebtedness	Amortized cost	$4,710,549	$3,460,109
Trade payables and accrued liabilities 1	Amortized cost	16,336,480	12,003,979
Loans and borrowings	Amortized cost	13,126,175	13,215,601
Lease liabilities	Amortized cost	7,227,845	1,045,472
2019 Debentures - host liability	Amortized cost	22,922,383	22,185,170
2021 Debentures - host liability	Amortized cost	70,542	69,034
2021 Debentures embedded derivative	FVTPL	40,869	41,506
Warrant liability - business acquisition	FVTPL	701,226	709,835
Warrant liabilities - derivatives (Note 11)	FVTPL	5,359,556	7,975,137
Business acquisition payable	FVTPL	1,389,094	1,398,972
		$71,884,719	$62,104,815
1
       Excludes amounts for indirect taxes, income taxes and contract assets, where applicable.

Financial instruments not measured at fair
value
The carrying values of the financial assets and liabilities where the measurement basis is other than FVTPL approximate their fair values due to the immediate or short-term nature of these instruments considering there have been no significant change in credit and market interest rates since origination date.

b)	Measurement of fair value
As described in Note 25 and Note 33(L) to the 2021 Annual Financial Statements, the fair value hierarchy establishes three levels to classify the significance of inputs to valuation techniques used in making fair value measurements of all financial assets and liabilities. At March 31, 2022 and December 31, 2021, there were no financial assets and financial liabilities measured and recognized at fair value on a non-recurring basis subsequent to initial recognition.
The Company’s policy for determining when a transfer between levels of the fair value hierarchy occurs is to assess the impact at the date of the event or change in circumstance that could result in the transfer. During the three months ended March 31, 2022, the warrant liabilities associated with the USD Equity financing were transferred from Level 3 to Level 1 as these warrants are now measured by reference to the closing price of the traded warrants (Note 11(b)). There were no other transfers between any of the levels during the three months ended March 31, 2022.

Valuation methodologies used in the measurement of fair value for Level 2 financial assets and financial liabilities
The measurement of Level 2 financial assets and liabilities is made by reference to the inputs used to determine the fair value of each instrument using an appropriate valuation method. There were no changes in the valuation methodologies from those at December 31, 2021.

Valuation methodologies used in the measurement of fair value for Level 3 financial liabilities
There were no changes in the valuation methodologies for Level 3 financial liabilities from those at December 31, 2021, except from the transfer between Level 3 to Level 1 described above. The Black-Scholes model remains in use for the warrants issued on conversion of the 2021 Debentures and is based on the quoted price of the Company’s common stock in an active market, expected volatility, expected life and risk-free rate.

c)	Financial instruments risk
A description of the financial instruments and financial risks that the Company is exposed to and the management of these risks is included in Note 26 to the 2021 Annual Financial Statements. There were no significant changes in the Company’s exposure to those risks during the three months ended March 31, 2022, except for the additional commitments as noted below which impacts liquidity risk.

Contractual Obligations and
Commitments
Information regarding the Company’s undiscounted contractual cash flows payable and the Company’s commitments at December 31, 2021 are disclosed in Note 26(a) and Note 30, respectively, to the 2021 Annual Financial Statements.

During the three months ended March 31, 2022, the most significant changes in contractual obligations disclosed in Note 26(a) were: (a) the addition of a new 12-year lease obligation of $9,529,000 for Calgary office space and variable lease payments associated with the Calgary office space of approximately $8,564,000, which were previously included in Note 30 as commitments; and (b) an additional $1,077,000 drawn under the ATB Facility, a portion of which was repaid subsequent to March 31, 2022 (Note 9). Contractual obligations at December 31, 2021, have been reduced by normal course payments made during the period to March 31, 2022 and have changed as trade payables and accrued liabilities continue to fluctuate.